Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Weighted Average Number of Shares Used in Computation

	2021	2020	2019
Weighted average number of shares used in computing basic loss per share	31,005,171	25,000,652	21,413,375